Employee benefits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee benefits
(20)	Employee benefits

Employee benefits as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Defined benefit plan	$144,862	$174,346
Other benefits Short term	9,084	—
Other benefits Long term	802	—

Total	$154,748	$174,346

Current	$44,663	$38,706
Non – current	110,085	135,640

Total	$154,748	$174,346

The Group has a defined benefit plan which requires contributions to be made to separately administered funds. The Group has also agreed to provide post–employment benefits to its retirees that consist primarily of medical benefit plans as well as certain other benefits, including scholarships, tickets, seniority and retirement. These other benefits are unfunded.

Accounting for pensions and other post–employment benefits involves estimating the benefit cost to be provided well into the future and attributing that cost over the time period in which each employee works for the Group. This requires the use of extensive estimates and assumptions about inflation, investment returns, mortality rates, turnover rates, medical cost trends and discount rates, among other information. The Group has two distinct pension plans, one for pilots and the other for ground personnel. Both plans have been closed to new participants, and therefore there are a fixed number of beneficiaries covered under these plans as of December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017

Fair value of plan assets	$(178,594)	$(189,697)
Present value of the obligation	323,456	364,043

Total employee benefit liability	$144,862	$174,346

The following table summarizes the components of net benefit expense recognized in the consolidated statement of comprehensive income and the funded status and amounts recognized in the consolidated statement of financial position for the respective plans:

Net benefit expense – year ended December 31, 2018 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,094	$2,353
Interest cost on net benefit obligation	17,375	3,706
Interest income on plan assets	(11,699)	—

Net Cost	$6,770	$6,059

Net benefit expense – year ended December 31, 2017 (recognized in Salaries, wages and benefits)	Defined benefit plan	Other benefits

Current service cost	$1,207	$1,982
Interest cost on net benefit obligation	18,490	3,984
Interest income on plan assets	(12,615)	—

Net Cost	$7,082	$5,966

Changes in the present value of defined benefit obligation as of December 31, 2018 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2017	300,773	63,270	364,043
Period cost	18,469	6,059	24,528
Benefits paid by employer	(29,879)	(3,188)	(33,067)
Remeasurements of defined benefit liability	850	(6,172)	(5,322)
Other current	—	(342)	(342)
Exchange differences	(21,727)	(4,657)	(26,384)

Benefit obligation as of December 31, 2018	268,486	54,970	323,456
Fair value of plan assets	(178,594)	—	(178,594)

Total employee benefit liability	89,892	54,970	144,862

Current	32,205	3,374	35,579
Non–current	57,687	51,596	109,283

Total	89,892	54,970	144,862

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2017	189,697
Interest income on plan assets	11,699
Remeasurement of interest assumptions	(14,361)
Employer contributions	31,871
Benefits paid	(26,268)
Exchange differences	(14,044)

Fair value of plan assets at December 31, 2018	178,594

Changes in the present value of defined benefit obligation as of December 31, 2017 are as follows:

	Defined benefit Obligation	Other benefits	Total

Benefit obligation as of December 31, 2016	$265,928	$54,962	$320,890
Period cost	19,697	5,966	25,663
Benefits paid by employer	(20,058)	(2,398)	(22,456)

	Defined benefit Obligation	Other benefits	Total
Remeasurements of defined benefit liability	34,848	4,572	39,420
Other OCI	(1,215)	—	(1,215)
Exchange differences	1,573	168	1,741

Benefit obligation as of December 31, 2017	300,773	63,270	364,043
Fair value of plan assets	(189,697)	—	(189,697)

Total employee benefit liability	$111,076	$63,270	$174,346

Current	$34,141	$4,565	$38,706
Non–current	76,935	58,705	135,640

Total	$111,076	$63,270	$174,346

Changes in the fair value of plan assets are as follows:

Defined benefit plan

Fair value of assets at December 31, 2016	$165,740
Interest income on plan assets	12,615
Remeasurement of interest assumptions	6,568
Employer contributions	23,522
Benefits paid	(17,460)
Adjustment in plan asset performance	(1,896)
Exchange differences	608

Fair value of assets at December 31, 2017	$189,697

For the year ended December 31, 2018, 2017 and 2016, the remeasurements of defined benefit plan liability, net of $(9,039), $(33,385) and $4,094 respectively were recognized in other comprehensive income.

	December 31, 2018	December 31, 2017	December 31, 2016
Actuarial gains recognized in other comprehensive income	$5,322	$(38,205)	$2,383
Return on plan assets adjustment	(14,361)	4,672	1,711
Adjustments for translation	—	148	—

Amount recognized in other comprehensive income	$(9,039)	$(33,385)	$4,094

The Group expects to contribute $35,579 to its defined benefit plan and other benefits in 2019.

Plan assets correspond to net funds transferred to CAXDAC, which is responsible for the administration of the pilots’ pension plan. The assets held by CAXDAC are segregated into separate accounts corresponding to each contributing Group. Additionally the plan assets included a portion relating to pension plan of ground personnel.

The principal assumptions (inflation–adjusted) that are used in determining pension and post–employment medical benefit obligations for the Group’s plans are shown below:

	December 31, 2018	December 31, 2017
Discount rate on all plans	7.25%	6.75%
Price inflation	3.00%	3.09%
Future salary increase
Pilots	4.00%	4.00%
Cabin crew	4.00%	4.00%
Other employees	4.00%	4.00%
Future pension increase	3.18%	3.18%
Healthcare cost increase	4.50%	4.50%
Ticket cost increase	3.00%	3.00%
Education cost increase	3.00%	3.00%

The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	December 31, 2018	December 31, 2017
Equity securities	31.00%	22.04%
Debt securities	21.00%	33.73%
Domestic Corporate bonds	32.00%	35.30%
Foreign government/corporate bonds	10.00%	6.61%
Other	6.00%	2.30%

Equity securities comprise investments in Colombian entities with a credit rating between AAA and BBB. The debt securities include investments in bonds of the Colombian government, in banks and in Colombian public and private entities. Domestic corporate bonds include bonds issued by private companies and Foreign Government Corporate Bonds include Yankie bonds and bonds issued by financial and private entities abroad.

The following are the expected payments or contributions to the defined Benefit plan in future years:

	December 31, 2018	December 31, 2017
Year 1	$26,773	$39,074
Year 2	24,798	23,733
Year 3	24,309	24,285
Year 4	24,781	23,705
Year 5	25,626	24,699
Next 5 years	132,969	127,940

	$259,256	$263,436

The average duration of the benefit plan obligation at 31 december 2018 and 2017 are 10.13, 10.79 years, respectively.

Pension plans for ground personnel

In 2008, the Group entered into a commutation agreement with Compañía Aseguradora de Vida Colseguros S.A. (Insurance Company) in connection with the pension liability of two of the Company’s pension plans.

As of December 31, 2018 and 2017, there are 12 and 12 beneficiaries, respectively, which have not been commuted. Consequently, the Group estimates through an actuarial calculation the pension liability of these beneficiaries.

Pension plans for flight personnel

Due to local regulations for two of the Group’s pension plans, the Group has to make contributions to a fund which is externally administrated. The amount of the annual contribution is based on the following:

•	Basic contribution for the year: equal to the expected annual pension payments.

•

Additional contribution for the year (if necessary): equal to the necessary amount to match the actuarial liability under local accounting rules and the plan assets as of year 2023 (determined with an actuarial calculation).

Sensitivity Analysis

The calculation of the defined benefit obligation is sensitive to the aforementioned assumptions. The following table summarizes how the impact on the defined benefit obligation at the end of the reporting period would have increased (decreased) as a result of a change in the respective assumptions:

	0.5% increase	0.5% decrease
Discount rate	(15,675)	17,226
Pension increase	14,100	(12,978)
Mortality table	(7,096)	17,533

Shares Base arrangements (cash settled)

The Company authorized the implementation of an incentive plan (the “Share Based Plan”) on January 27, 2012 whereby eligible recipients, including directors, officers, certain employees, receive a special cash payout if certain redemption conditions are met.

The Share Based Plan participants have the option to redeem the vested portion of their respective rights for cash, with the payment being equal to the difference between the trading share price of the preferred shares of Avianca Holdings S.A., as reported by the Colombian Stock Exchange during the 30 calendar days immediately preceding redemption, and COP$5,000.

18,026,158 awards were issued on March 15, 2012, and will vest in equal tranches over a 4 year period, with the first tranche vesting on March 15, 2013, and subsequent tranches vesting on each subsequent anniversary date. Upon vesting, each tranche must be redeemed within 5 years and no later than March 2021.

On November 5, 2013, the Company listed its American Depositary Shares (“ADS”) in the New York Stock Exchange. As a consequence, the terms of the Share Based Plan were modified as follows: Starting on the effective date of the sale of ADSs in the market, the value of each award, as long as the result is positive, will result from: i) calculating the difference between the average quote of the ADSs representative of preferred shares of Avianca Holdings S.A., as reported by the New York Stock Exchange during the 30 calendar days immediately prior to each vesting date of the Share Based Plan and the price of $15, and ii) dividing the latter calculation by eight, considering that each ADS represents eight preferred shares and applying the resulting amount by the exchange rate of COP$1,901.22 per $1, (the exchange rate as of November 5, 2013 or the effective date of listing of the ADSs in the New York Stock Exchange). However, this modification does not affect Tranche 1.

Additionally, the Company issued 2,000,000 new awards (“New Awards”) for the Board of Directors and C Levels on November 6, 2013. These New Awards vest in four equal tranches and expire five year after the vesting date. The value of each New Award is determined in the same way as the modified terms of the Share Based Plan. On March 11, 2014, the Company revised the New Awards and reduced them to 1,840,000 units.

As of December 31, 2017, active beneficiaries have been awarded with 13,307,451 units out of 18,026,158 initially approved and issued, and have redeemed 480,025 units, corresponding to the vesting periods March 15, 2012–2013 and March 15, 2013–2014. Total awards to be redeemed as of December 31, 2017 are equal to 12,827,426.

A summary of the terms of the awards excluding the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
March 15, 2013	25%	From March 16, 2013 through March 15, 2018
March 15, 2014	25%	From March 16, 2014 through March 15, 2019
March 15, 2015	25%	From March 16, 2015 through March 15, 2020
March 15, 2016	25%	From March 16, 2016 through March 15, 2021

A summary of the terms of the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
November 6, 2014	25%	From November 7, 2014 through November 6, 2019
November 6, 2015	25%	From November 7, 2015 through November 6, 2020
November 6, 2016	25%	From November 7, 2016 through November 6, 2021
November 6, 2017	25%	From November 7, 2017 through November 6, 2022

Participants who are terminated, or resigned, cease to be part of the Share Based Plan. The awards were only issued to board members and key management.

The Company has determined the fair value of the outstanding awards as of December 31, 2017 and 2016 using the Turnbull–Wakeman model, which is a variation of the Black–Scholes model and was deemed to be an appropriate valuation model given the requirement that the share price be above a certain threshold for 30 days prior to redemption.

For the valuation as of December 31, 2017, the Turnbull–Wakeman model uses several inputs including:

•	Expected term of 0.10 to 2.42 years

•	Time in averaging period of 0.08 years

•	Stock price of COP$2,950 in the Colombian Stock Exchange and $8.03 in the New York Stock Exchange

•	Strike price of COP$5,000 for tranche 1 and $15 for tranches 2, 3, 4, and for the New Awards in all tranches

•	Risk free rate of 1.80% to 4.43%

•	Dividend yield of 1.69%

•	Volatility of 19.58% to 48.87%

For the valuation as of December 31, 2016, the Turnbull–Wakeman model uses several inputs including:

•	Expected term of 0.60 to 3.35 years

•	Time in averaging period of 0.08 years

•	Stock price of COP$3,600 in the Colombian Stock Exchange and $9.64 in the New York Stock Exchange

•	Strike price of COP$5,000 for tranche 1 and $15 for tranches 2, 3, 4, and for the New Awards in all tranches

•	Risk free rate of 0.96% to 5.61%

•	Dividend yield of 1.39%

•	Volatility of 44.20% to 56.57%

Since Avianca Holdings S.A. has a public traded history of approximately four and a half years for the preferred shares, which is shorter than all the expected terms except for Tranche 1–3 of the original Share Based Plan and Tranche 1 and 2 of the New Awards, the Company used data for guideline public companies similar to Avianca Holdings S.A. to estimate its equity volatility.

Based on the aforementioned assumptions, the Company determined that the loss (income) of the Share Based Plan Awards for the period ended December 31, 2017 and 2016 was $(1,002) and $1,111 respectively which has been recognized within operating profit. As of December 31, 2017 and 2016, $140 and $1,115, respectively, is reflected as a current liability on the Consolidated Statement of Financial Position.

During 2018, the plan was cancelled an no additional expense was recognized. The liability was written-off.

Other Employee benefits

During 2018 the Company implemented a new incentive plan called stocks options - Avianca Holdings.

Annually, the beneficiaries of the plan will receive the plan denominated “virtual shares”, which correspond the to package of shares of the Company which are liquidated based on an average market share price for the year at the end of the period in an specific amount the number of virtual shares assigned depends on the achievement of certain financial and security goals (performance conditions). These indicators are measured in the short term (1 year), but their payment is long term, which will be deferred in 3 payments as long as there is employment linkage at the time of payment ( “service condition”).

Once the virtual shares have been assigned to the selected employees, the value of the shares will be updated for future development. The Company recognizes the expected payment as an expense during the service period.

The beneficiaries of the plan are those positions of Vice President and Director level, in addition all those persons who are defined as high potential and / or who hold critical positions which must be approved by the CEO.

Each year a new package of virtual shares will be settled, which according to the performance of the period will be delivered in thirds during the following three years. The payment will be made in the base country of work of the beneficiary, the value will be subject to the deductions of taxes that correspond to each country at the time of payment.

The Company recorded a liability of $ (1,312) on December 31, 2018, which is considered within the other long-term employee benefits as a non current liability in the consolidated statement of financial position.